Pension Plans and Retiree Benefits - Summary of Amounts Recorded in Other Comprehensive Income (Loss) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit
Defined Benefit Plan Disclosure
Past service cost	$ 0
Net actuarial gain (loss)	(3)	$ (24)
Recognized in AOCI pre-tax	(3)	(24)
Increase (decrease) by the amount included in deferred tax liabilities	0	9
Net amount in AOCI after-tax	(3)	(15)
Defined Benefit | CANADA
Defined Benefit Plan Disclosure
Past service cost	0
Net actuarial gain (loss)	(9)	(9)
Recognized in AOCI pre-tax	(9)	(9)
Increase (decrease) by the amount included in deferred tax liabilities	2	2
Net amount in AOCI after-tax	(7)	(7)
Defined Benefit | Foreign Plan
Defined Benefit Plan Disclosure
Past service cost	0
Net actuarial gain (loss)	6	(15)
Recognized in AOCI pre-tax	6	(15)
Increase (decrease) by the amount included in deferred tax liabilities	(2)	7
Net amount in AOCI after-tax	4	(8)
Post-Retirement Benefits
Defined Benefit Plan Disclosure
Past service cost	(3)
Net actuarial gain (loss)	(9)	18
Recognized in AOCI pre-tax	(12)	18
Increase (decrease) by the amount included in deferred tax liabilities	3	(9)
Net amount in AOCI after-tax	(9)	9
Post-Retirement Benefits | CANADA
Defined Benefit Plan Disclosure
Past service cost	0
Net actuarial gain (loss)	(1)	0
Recognized in AOCI pre-tax	(1)	0
Increase (decrease) by the amount included in deferred tax liabilities	0	0
Net amount in AOCI after-tax	(1)	0
Post-Retirement Benefits | Foreign Plan
Defined Benefit Plan Disclosure
Past service cost	(3)
Net actuarial gain (loss)	(8)	18
Recognized in AOCI pre-tax	(11)	18
Increase (decrease) by the amount included in deferred tax liabilities	3	(9)
Net amount in AOCI after-tax	$ (8)	$ 9